T. ROWE PRICE Mid-Cap Growth Portfolio
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION
SERVICES  3.8%
Entertainment  1.8%
Liberty Media Corp-Liberty Formula
One, Class C (1) 74,008 6,292
Live Nation Entertainment (1) 8,779 1,339
7,631
Interactive Media & Services  0.6%
Reddit, Class A (1) 19,475 2,622
2,622
Media  1.4%
New York Times, Class A  69,898 5,853
5,853
Total Communication Services 16,106
CONSUMER
DISCRETIONARY  19.1%
Distributors  0.9%
Pool  19,533 3,952
3,952
Diversified Consumer
Services  2.1%
Liberty Live Holdings, Class C (1) 40,417 3,804
McGraw Hill (1) 59,046 809
Service Corp. International  51,269 4,230
8,843
Hotels, Restaurants &
Leisure  11.2%
Domino's Pizza  16,780 6,020
DraftKings, Class A (1) 41,248 892
Dutch Bros, Class A (1) 24,258 1,229
Hilton Worldwide Holdings  38,287 11,642
Planet Fitness, Class A (1) 67,664 5,033
Sportradar Group, Class A (1) 111,566 1,868
Texas Roadhouse  11,020 1,820
Viking Holdings (1) 113,555 8,344
Wingstop  7,000 1,085
Wyndham Hotels & Resorts  32,183 2,614
Yum! Brands  50,083 7,787
48,334
Household Durables  0.4%
TopBuild (1) 4,734 1,663
1,663
Specialty Retail  3.8%
Burlington Stores (1) 23,514 7,651
Ross Stores  19,309 4,183
Ulta Beauty (1) 8,667 4,530
16,364
Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.7%
Birkenstock Holding (1) 84,314 3,021
3,021
Total Consumer Discretionary 82,177
CONSUMER STAPLES  3.5%
Consumer Staples Distribution &
Retail  2.9%
Casey's General Stores  3,807 2,771
Dollar Tree (1) 55,454 6,073
U.S. Foods Holding (1) 37,329 3,442
12,286
Food Products  0.6%
McCormick  52,707 2,658
2,658
Total Consumer Staples 14,944
ENERGY  4.3%
Energy Equipment &
Services  1.7%
TechnipFMC  104,952 7,255
7,255
Oil, Gas & Consumable
Fuels  2.6%
Cheniere Energy  12,145 3,446
DT Midstream  18,304 2,465
EQT  84,403 5,372
11,283
Total Energy 18,538
FINANCIALS  7.7%
Capital Markets  5.0%
Bullish (1) 11,663 417
Cboe Global Markets  16,509 4,640
MSCI  13,087 7,054
Raymond James Financial  30,966 4,483
TPG  28,971 1,174
Tradeweb Markets, Class A  30,623 3,603
21,371
Financial Services  0.3%
Corpay (1) 5,006 1,457
1,457
Insurance  2.4%
Assurant  29,449 6,414
Markel Group (1) 1,401 2,682
Ryan Specialty Holdings  34,258 1,156
10,252
Total Financials 33,080
HEALTH CARE  20.0%
Biotechnology  7.0%
Alnylam Pharmaceuticals (1) 22,091 7,309
Apogee Therapeutics (1) 15,084 1,270
Ascendis Pharma, ADR (1) 14,781 3,381

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Biogen (1) 9,332 1,711
BioNTech, ADR (1) 19,131 1,701
Caris Life Sciences (1) 48,694 871
CG oncology (1) 13,968 945
CRISPR Therapeutics (1) 20,016 952
Cytokinetics (1) 32,943 2,171
Ionis Pharmaceuticals (1) 53,379 4,008
Kymera Therapeutics (1) 9,691 807
Natera (1) 10,215 2,043
Nuvalent, Class A (1) 4,093 419
Revolution Medicines (1) 6,619 644
Vaxcyte (1) 30,135 1,751
29,983
Health Care Equipment &
Supplies  3.2%
Cooper (1) 80,865 5,782
Insulet (1) 16,214 3,402
QuidelOrtho (1) 35,479 583
Teleflex  35,095 4,198
13,965
Health Care Providers &
Services  2.0%
Cencora  18,254 5,734
Encompass Health  27,950 2,704
8,438
Health Care Technology  1.3%
Veeva Systems, Class A (1) 30,978 5,442
5,442
Life Sciences Tools &
Services  5.5%
Agilent Technologies  81,076 9,241
Avantor (1) 145,520 1,141
Mettler-Toledo International (1) 6,606 8,331
West Pharmaceutical Services  20,191 5,061
23,774
Pharmaceuticals  1.0%
Elanco Animal Health (1) 170,759 4,086
4,086
Total Health Care 85,688
INDUSTRIALS & BUSINESS
SERVICES  17.9%
Aerospace & Defense  2.2%
BWX Technologies  12,285 2,512
StandardAero (1) 104,915 2,710
Textron  47,505 4,160
9,382
Commercial Services &
Supplies  2.1%
RB Global  32,729 3,137
Veralto  67,725 5,988
9,125
Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  1.2%
API Group (1) 50,885 2,062
Quanta Services  5,818 3,194
5,256
Electrical Equipment  0.3%
Acuity  4,555 1,276
1,276
Ground Transportation  2.6%
Old Dominion Freight Line  32,377 6,326
XPO (1) 24,203 4,709
11,035
Industrial Conglomerates  0.1%
Bending Spoons, Class C,
Acquisition Date: 10/28/25,
Cost $644 (EUR) (1)(2)(3) 7,237 638
638
Machinery  3.3%
Esab  47,433 4,585
Esab PIPE, Acquisition Date: 2/2/26,
Cost $456 (1)(3)(4) 4,003 348
Fortive  23,079 1,276
Ingersoll Rand  60,773 4,869
ITT  16,525 3,148
14,226
Professional Services  4.8%
Booz Allen Hamilton Holding  53,074 4,141
Broadridge Financial Solutions  6,956 1,130
Equifax  14,293 2,574
Paylocity Holding (1) 35,413 3,826
TransUnion  64,471 4,461
UL Solutions, Class A  54,625 4,682
20,814
Trading Companies &
Distributors  1.3%
Ferguson Enterprises  24,619 5,743
5,743
Total Industrials & Business Services 77,495
INFORMATION
TECHNOLOGY  17.4%
Electronic Equipment,
Instruments & Components  2.2%
Amphenol, Class A  5,431 686
Keysight Technologies (1) 27,713 7,826
Ralliant  23,589 981
9,493
IT Services  0.3%
MongoDB (1) 5,969 1,461
1,461
Semiconductors & Semiconductor
Equipment  7.4%
Lattice Semiconductor (1) 96,264 8,929

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
MACOM Technology Solutions
Holdings (1) 27,194 6,039
Microchip Technology  89,243 5,766
Monolithic Power Systems  6,543 7,154
NXP Semiconductors  12,782 2,516
Rambus (1) 14,378 1,237
31,641
Software  6.8%
Atlassian, Class A (1) 21,991 1,501
Aurora Innovation (1) 182,317 751
Descartes Systems Group (1) 18,117 1,296
Guidewire Software (1) 10,430 1,560
Manhattan Associates (1) 30,825 4,103
PTC (1) 53,132 7,571
Tyler Technologies (1) 18,544 6,349
Unity Software (1) 39,500 867
Zoom Communications (1) 37,232 2,993
Zscaler (1) 15,810 2,218
29,209
Technology Hardware, Storage &
Peripherals  0.7%
Everpure, Class A (1) 52,148 3,079
3,079
Total Information Technology 74,883
MATERIALS  3.0%
Construction Materials  1.2%
Martin Marietta Materials  8,601 5,063
5,063
Containers & Packaging  1.8%
Avery Dennison  25,402 4,387
Ball  56,425 3,335
7,722
Total Materials 12,785
Total Common Stocks (Cost
$306,286) 415,696
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.6%
INFORMATION
TECHNOLOGY  0.5%
Software  0.5%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $301 (1)(2)(3) 4,103 780
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $123 (1)(2)(3) 1,670 317
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $303 (1)(2)(3) 3,274 622
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(2)(3) 14,070 215
Total Information Technology 1,934
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $317 (1)(2)(3) 6,674 314
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $595 (1)(2)(3) 14,417 157
Total Materials 471
Total Convertible Preferred Stocks
(Cost $1,932) 2,405
SHORT-TERM INVESTMENTS  2.8%
Money Market Funds  2.8%
T. Rowe Price Government Reserve
Fund, 3.71% (5)(6) 12,182,666 12,183
Total Short-Term Investments
(Cost $12,183) 12,183
Total Investments in
Securities  100.1%
(Cost $320,401) $ 430,284
Other Assets Less Liabilities
(0.1)% (591)
Net Assets 100.0% $ 429,693
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,391 and represents 0.8% of net assets.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at March 31, 2026, was $456 and was valued at $348 (0.1% of net assets).
(5) Seven-day yield
(6) Affiliated Companies
ADR Ame rican Depositary Receipts
EUR Euro
PIPE Private Investment in Public Equity

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ —# $ — $ 138+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 17,031  ¤  ¤ $ 12,183^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $138 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,183.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Mid-Cap Growth Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Mid-Cap Growth Portfolio

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E305-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 414,710 $ 348 $ 638 $ 415,696
Convertible Preferred Stocks — — 2,405 2,405
Short-Term Investments 12,183 — — 12,183
Total $ 426,893 $ 348 $ 3,043 $ 430,284